Taxation - Income tax uncertainties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 0	$ 0	$ 0
January 1	8,743,000	7,941,000	9,690,000
Changes in tax positions taken during a prior period - decrease	(4,229,000)
Changes in tax positions taken during a prior period - increase		764,000	1,181,000
Tax positions taken during the current period - increase	1,379,000	346,000	595,000
Change as a result of a lapse in the statute of limitations	0	0	(4,649,000)
Impact of the change in foreign currency exchange rates			1,124,000
Impact of the change in foreign currency exchange rates	(204,000)	(308,000)
December 31	5,689,000	8,743,000	7,941,000
Unrecognized tax benefits that, if recognized, would impact the effective tax rate
Income Tax Contingency [Line Items]
January 1	6,639,000	6,460,000	8,722,000
Changes in tax positions taken during a prior period - decrease	(3,560,000)
Changes in tax positions taken during a prior period - increase		73,000	281,000
Tax positions taken during the current period - increase	1,258,000	346,000	589,000
Change as a result of a lapse in the statute of limitations	0	0	(4,115,000)
Impact of the change in foreign currency exchange rates			983,000
Impact of the change in foreign currency exchange rates	(152,000)	(240,000)
December 31	4,185,000	6,639,000	6,460,000
Interest and penalties recognized on the above
Income Tax Contingency [Line Items]
January 1	2,104,000	1,481,000	968,000
Changes in tax positions taken during a prior period - decrease	(669,000)
Changes in tax positions taken during a prior period - increase		691,000	900,000
Tax positions taken during the current period - increase	121,000	0	6,000
Change as a result of a lapse in the statute of limitations	0	0	(534,000)
Impact of the change in foreign currency exchange rates			141,000
Impact of the change in foreign currency exchange rates	(52,000)	(68,000)
December 31	$ 1,504,000	$ 2,104,000	$ 1,481,000